1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

August 25, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO ETF Trust (the “Trust” or “Registrant”)

(File Nos. 333-155395 and 811-22250)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 459 (“PEA 459”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 461 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 459 is being filed to make changes to the prospectus and Statement of Additional Information with respect to the following series of the Trust: PIMCO Active Bond Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged), PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund, PIMCO Government Limited Maturity Active Exchange-Traded Fund, PIMCO Inflation-Linked Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund, PIMCO Low Duration Investment Grade Corporate Bond Active Exchange-Traded Fund, PIMCO Prime Limited Maturity Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund. This Amendment does not affect the currently effective prospectuses and Statement of Additional Information for other series of the Trust’s shares not included herein.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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